UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Strategic Dividend & Income® Fund Annual Report November 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Dividend & Income® Fund	9.39%	11.37%	5.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Dividend & Income® Fund, a class of the fund, on November 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,981	Fidelity® Strategic Dividend & Income® Fund
$19,462	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending November 30, 2016, the Fidelity Strategic Dividend & Income Composite IndexSM advanced 8.91%, as all of the income-producing asset classes that make up the index gained. Dividend-paying equities, by far the largest component of the Composite, turned in the strongest results, with the MSCI USA High Dividend Yield Index gaining 12.93%. The asset class rose along with the stock market, as investors largely favored risk assets. Convertible securities, represented by The BofA Merrill LynchSM All US Convertibles Index, returned 6.71%. Investors were attracted to the hybrid equity- and debt-like features of the asset class against periods of market uncertainty. Meanwhile, low interest rates continued to support equity REITs (real estate investment trusts) and preferred securities for most of the period. However, signs emerged beginning in August that the U.S. Federal Reserve would raise interest rates in the near term, which held back performance for both asset types. Accordingly, the FTSE® NAREIT® Equity REITs Index and The BofA Merrill LynchSM Fixed Rate Preferred Securities Index rose 5.56% and 2.64%, respectively.

Comments from Lead Portfolio Manager Joanna Bewick:  For the year, most of the fund’s share classes (excluding sales charges, if applicable) gained roughly 9%, about in line with the Fidelity Strategic Dividend & Income Composite Index. Versus the Composite index, both security selection and asset allocation added value overall. Specifically, an underweighting in preferred securities – an asset class that underperformed during the past year – was a notable contributor. Timing among convertibles – which, on average for the year, rated a benchmark-neutral weighting – also helped. A slight overweighting in dividend-paying equities and a modest underweighting among REITs contributed to a lesser extent. Turning to the individual subportfolios, selection within the preferred securities sleeve was by far the biggest positive, due to picks in the banks & thrifts, capital goods and technology segments, along with positioning in utilities. Choices within the convertibles subportfolio also lifted relative results. Here, picks among consumer discretionary names and positioning in utilities proved positive. On the negative side, selection in the dividend-paying equities sleeve dragged on relative performance, mostly due to picks in health care, along with choices and an underweighting in the outperforming technology sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Investments as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.3	2.4
Johnson & Johnson	2.6	3.1
AT&T, Inc.	1.9	2.8
iShares S&P 500 Index ETF	1.9	0.2
Cisco Systems, Inc.	1.8	1.7
Procter & Gamble Co.	1.7	2.0
Chevron Corp.	1.5	2.9
The Coca-Cola Co.	1.5	1.8
PepsiCo, Inc.	1.3	1.4
Simon Property Group, Inc.	1.2	1.4
	18.7

Top Five Market Sectors as of November 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	33.2
Real Estate	15.6	0.0
Information Technology	15.4	13.1
Health Care	10.6	12.1
Consumer Staples	9.1	11.3

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016*
Common Stocks	64.3%
Preferred Stocks	7.6%
Convertible Bonds	9.2%
Other Investments	14.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 7.8%

As of May 31, 2016*
Common Stocks	67.6%
Preferred Stocks	10.3%
Convertible Bonds	6.8%
Other Investments	13.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 7.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2016

Showing Percentage of Net Assets

Corporate Bonds - 15.6%
	Principal Amount	Value
Convertible Bonds - 9.2%
CONSUMER DISCRETIONARY - 1.1%
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 2.75% 3/15/21	$2,176,000	$2,782,560
Household Durables - 0.1%
M/I Homes, Inc. 3% 3/1/18	3,450,000	3,486,656
Media - 1.0%
DISH Network Corp. 3.375% 8/15/26 (a)	24,665,000	27,563,138
Liberty Media Corp.:
1.375% 10/15/23	8,360,000	9,128,075
3.5% 1/15/31	26,670,000	14,296,720
		50,987,933
TOTAL CONSUMER DISCRETIONARY		57,257,149
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 7.5% 1/15/19 (b)	6,353,000	9,194,417
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Weatherford International Ltd. 5.875% 7/1/21	10,090,000	10,922,425
Oil, Gas & Consumable Fuels - 0.8%
Chesapeake Energy Corp. 5.5% 9/15/26 (a)	14,350,000	15,175,125
Oasis Petroleum, Inc. 2.625% 9/15/23	1,450,000	2,002,813
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	20,930,000	16,207,669
SM Energy Co. 1.5% 7/1/21	2,000,000	2,397,080
Whiting Petroleum Corp. 1.25% 6/5/20	4,221,440	5,461,488
		41,244,175
TOTAL ENERGY		52,166,600
FINANCIALS - 0.1%
Insurance - 0.1%
FNF Group 4.25% 8/15/18	1,450,000	2,650,781
HEALTH CARE - 1.1%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	5,740,000	7,813,575
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	6,000,000	7,226,250
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	2,350,000	2,056,250
		17,096,075
Health Care Equipment & Supplies - 0.1%
Hologic, Inc. 2% 3/1/42 (c)	4,350,000	5,752,875
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43	8,429,000	10,014,706
Pharmaceuticals - 0.5%
ANI Pharmaceuticals, Inc. 3% 12/1/19	3,390,000	3,803,156
Horizon Pharma Investment Ltd. 2.5% 3/15/22	5,400,000	5,551,875
Jazz Investments I Ltd. 1.875% 8/15/21	4,480,000	4,286,800
Teva Pharmaceutical Finance LLC 0.25% 2/1/26	6,380,000	7,245,288
Theravance Biopharma, Inc. 3.25% 11/1/23	1,700,000	1,785,000
		22,672,119
TOTAL HEALTH CARE		55,535,775
INDUSTRIALS - 0.2%
Machinery - 0.2%
Navistar International Corp. 4.75% 4/15/19	5,770,000	5,535,594
Trinity Industries, Inc. 3.875% 6/1/36	3,300,000	4,236,375
		9,771,969
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc. 1.375% 1/1/20	19,430,000	19,405,713
Ciena Corp. 0.875% 6/15/17	8,590,000	8,547,050
InterDigital, Inc. 1.5% 3/1/20	20,505,000	24,875,128
Liberty Interactive LLC 1.75% 9/30/46 (a)	10,640,000	11,238,500
		64,066,391
Internet Software & Services - 1.7%
Gogo, Inc. 3.75% 3/1/20	4,990,000	3,742,500
LinkedIn Corp. 0.5% 11/1/19	15,010,000	14,963,094
Twitter, Inc.:
0.25% 9/15/19	12,280,000	11,504,825
1% 9/15/21	26,298,000	24,342,086
VeriSign, Inc. 4.485% 8/15/37 (b)	5,920,000	13,649,300
Web.com Group, Inc. 1% 8/15/18	2,150,000	2,033,094
WebMD Health Corp.:
1.5% 12/1/20	2,950,000	3,541,844
2.5% 1/31/18	1,200,000	1,259,250
Yahoo!, Inc. 0% 12/1/18	10,200,000	10,282,875
		85,318,868
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. 2.125% 9/1/26	1,350,000	1,752,469
Intel Corp. 3.25% 8/1/39	7,500,000	12,768,750
Microchip Technology, Inc. 1.625% 2/15/25	6,880,000	9,124,600
Micron Technology, Inc.:
2.125% 2/15/33	4,570,000	8,714,419
3% 11/15/43	11,740,000	10,764,113
Novellus Systems, Inc. 2.625% 5/15/41	1,440,000	4,477,500
NVIDIA Corp. 1% 12/1/18	1,190,000	5,491,850
NXP Semiconductors NV 1% 12/1/19	21,670,000	24,703,800
		77,797,501
Software - 0.7%
BroadSoft, Inc. 1% 9/1/22	1,400,000	1,710,625
FireEye, Inc. 1.625% 6/1/35	8,010,000	7,203,994
Nuance Communications, Inc.:
1% 12/15/35 (a)	8,200,000	7,600,375
2.75% 11/1/31	8,460,000	8,507,588
Salesforce.com, Inc. 0.25% 4/1/18	9,050,000	10,775,156
Workday, Inc. 1.5% 7/15/20	1,650,000	2,037,668
		37,835,406
TOTAL INFORMATION TECHNOLOGY		265,018,166
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Extra Space Storage LP 3.125% 10/1/35 (a)	6,750,000	7,070,625
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (a)	5,200,000	5,135,468

TOTAL CONVERTIBLE BONDS		463,800,950

Nonconvertible Bonds - 6.4%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.2%
Yum! Brands, Inc. 6.875% 11/15/37	8,600,000	8,428,000
Household Durables - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	11,345,000	11,458,450
Media - 0.2%
Altice SA 7.625% 2/15/25 (a)	4,430,000	4,540,750
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (a)	4,295,000	4,327,213
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	1,760,000	1,733,600
		10,601,563
Multiline Retail - 0.3%
JC Penney Corp., Inc.:
5.875% 7/1/23 (a)	4,155,000	4,258,875
6.375% 10/15/36	8,500,000	6,927,500
8.125% 10/1/19	4,920,000	5,319,750
		16,506,125
TOTAL CONSUMER DISCRETIONARY		46,994,138
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	7,300,000	7,545,280
Albertsons, Inc. 7.45% 8/1/29	13,000,000	12,317,500
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	19,240,000	16,594,500
		36,457,280
Tobacco - 0.4%
Vector Group Ltd. 7.75% 2/15/21	16,945,000	17,665,163
TOTAL CONSUMER STAPLES		54,122,443
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. 4.1% 3/15/22	7,400,000	6,808,000
FINANCIALS - 2.3%
Banks - 1.1%
Corestates Capital III 1.4757% 2/15/27 (a)(b)	11,895,000	10,422,994
PNC Capital Trust C 1.4121% 6/1/28 (b)	12,000,000	11,040,000
SunTrust Capital III 1.5003% 3/15/28 (b)	16,475,000	14,000,359
Wachovia Capital Trust II 1.38% 1/15/27 (b)	14,014,000	12,279,768
Wells Fargo Capital II 1.3873% 1/30/27 (b)	7,130,000	6,247,663
		53,990,784
Capital Markets - 0.5%
Chase Capital II 1.3859% 2/1/27 (b)	11,400,000	10,317,000
Chase Capital III 1.3921% 3/1/27 (b)	9,500,000	8,597,500
Chase Capital Trust VI 1.5109% 8/1/28 (b)	5,000,000	4,525,000
NTC Capital II 1.47% 4/15/27 (b)	3,500,000	3,150,352
		26,589,852
Diversified Financial Services - 0.4%
Central Fidelity Capital Trust I 1.88% 4/15/27 (b)	3,240,000	2,863,350
ILFC E-Capital Trust I 4% 12/21/65 (a)(b)	23,555,000	20,492,850
		23,356,200
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	12,975,000	13,948,125
TOTAL FINANCIALS		117,884,961
HEALTH CARE - 0.4%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	4,555,000	4,327,250
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (a)	25,080,000	18,559,200
TOTAL HEALTH CARE		22,886,450
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.4%
ADT Corp. 6.25% 10/15/21	10,925,000	11,771,688
APX Group, Inc. 8.75% 12/1/20	5,832,000	5,715,360
		17,487,048
Trading Companies & Distributors - 0.1%
International Lease Finance Corp. 8.625% 1/15/22	5,830,000	7,031,097
TOTAL INDUSTRIALS		24,518,145
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
Dell, Inc.:
5.4% 9/10/40	16,000,000	13,320,000
6.5% 4/15/38	12,440,000	11,849,100
		25,169,100
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Neptune Finco Corp. 10.125% 1/15/23 (a)	7,660,000	8,828,150
UTILITIES - 0.4%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc. 2.9131% 10/1/66 (b)	4,950,000	4,219,875
PPL Capital Funding, Inc. 6.7% 3/30/67 (b)	5,000,000	4,387,500
		8,607,375
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc.:
7.375% 11/1/22	3,220,000	3,059,000
7.625% 11/1/24	5,590,000	5,142,800
		8,201,800
Multi-Utilities - 0.0%
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,000,000	2,610,000
TOTAL UTILITIES		19,419,175

TOTAL NONCONVERTIBLE BONDS		326,630,562

TOTAL CORPORATE BONDS
(Cost $760,860,746)		790,431,512

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.3% to 0.37% 12/22/16 to 2/2/17
(Cost $2,249,151)	2,250,000	2,249,046
	Shares	Value

Common Stocks - 64.3%
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.1%
General Motors Co.	196,600	$6,788,598
Hotels, Restaurants & Leisure - 1.2%
Cedar Fair LP (depositary unit)	83,700	5,107,374
Darden Restaurants, Inc.	258,300	18,933,390
Hilton Worldwide Holdings, Inc.	221,200	5,545,484
McDonald's Corp.	235,000	28,028,450
		57,614,698
Leisure Products - 0.3%
Mattel, Inc.	524,000	16,542,680
Media - 0.2%
Time Warner, Inc.	100,900	9,264,638
Specialty Retail - 0.4%
Foot Locker, Inc.	88,500	6,342,795
L Brands, Inc.	221,900	15,581,818
		21,924,613
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	176,186	6,411,409
VF Corp.	223,200	12,166,632
		18,578,041

TOTAL CONSUMER DISCRETIONARY		130,713,268

CONSUMER STAPLES - 7.2%
Beverages - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	33,700	5,093,418
Molson Coors Brewing Co. Class B	128,400	12,587,052
PepsiCo, Inc.	645,400	64,604,540
The Coca-Cola Co.	1,841,400	74,300,490
		156,585,500
Food & Staples Retailing - 1.0%
Wal-Mart Stores, Inc.	707,000	49,794,010
Food Products - 0.4%
B&G Foods, Inc. Class A	190,550	8,155,540
ConAgra Foods, Inc.	363,800	13,347,822
Lamb Weston Holdings, Inc. (d)	6,064	203,023
		21,706,385
Household Products - 1.7%
Procter & Gamble Co.	1,045,258	86,191,975
Personal Products - 0.2%
Unilever NV (NY Reg.)	219,700	8,750,651
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	232,800	25,384,512
Imperial Tobacco Group PLC	256,205	11,004,952
Japan Tobacco, Inc.	192,500	6,673,703
		43,063,167

TOTAL CONSUMER STAPLES		366,091,688

ENERGY - 5.3%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	117,600	9,884,280
Oil, Gas & Consumable Fuels - 5.1%
Boardwalk Pipeline Partners, LP	338,450	5,811,187
Cenovus Energy, Inc.	1,530,100	23,658,287
Chevron Corp.	675,900	75,403,404
Enterprise Products Partners LP	481,300	12,480,109
EQT Midstream Partners LP	62,200	4,554,906
Exxon Mobil Corp.	291,600	25,456,680
Kinder Morgan, Inc.	816,400	18,124,080
Suncor Energy, Inc.	814,200	25,929,782
The Williams Companies, Inc.	1,498,900	46,016,230
Western Gas Partners LP	395,142	22,550,754
		259,985,419

TOTAL ENERGY		269,869,699

FINANCIALS - 6.8%
Banks - 3.0%
First Hawaiian, Inc.	285,450	8,560,646
JPMorgan Chase & Co.	699,400	56,070,898
PacWest Bancorp	253,700	13,002,125
Regions Financial Corp.	1,641,300	22,223,202
U.S. Bancorp	595,400	29,543,748
Valley National Bancorp	434,200	4,923,828
Wells Fargo & Co.	319,200	16,892,064
		151,216,511
Capital Markets - 1.7%
Ares Capital Corp. (e)	563,300	9,035,332
BlackRock, Inc. Class A	115,400	42,789,166
The Blackstone Group LP	1,087,700	27,997,398
TPG Specialty Lending, Inc.	410,100	7,517,133
		87,339,029
Consumer Finance - 0.4%
Capital One Financial Corp.	263,400	22,136,136
Disc-Real Estate Inv Trusts - 0.2%
Forest City Realty Trust, Inc.	630,840	11,664,232
Insurance - 1.5%
Chubb Ltd.	156,900	20,083,200
First American Financial Corp.	365,900	13,809,066
MetLife, Inc.	279,100	15,353,291
Principal Financial Group, Inc.	430,500	24,835,545
		74,081,102

TOTAL FINANCIALS		346,437,010

HEALTH CARE - 7.6%
Biotechnology - 1.1%
Amgen, Inc.	400,000	57,628,000
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	36,100	6,104,510
Medtronic PLC	260,200	18,997,202
		25,101,712
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	410,600	23,174,264
Eli Lilly & Co.	376,800	25,290,816
GlaxoSmithKline PLC	1,255,500	23,428,733
GlaxoSmithKline PLC sponsored ADR	120,800	4,565,032
Johnson & Johnson	1,197,644	133,297,777
Merck & Co., Inc.	113,590	6,950,572
Pfizer, Inc.	1,649,200	53,005,288
Sanofi SA sponsored ADR	337,600	13,571,520
Teva Pharmaceutical Industries Ltd. sponsored ADR	465,000	17,530,500
		300,814,502

TOTAL HEALTH CARE		383,544,214

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	25,400	6,737,350
United Technologies Corp.	70,500	7,594,260
		14,331,610
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	344,200	39,899,664
Airlines - 0.0%
JetBlue Airways Corp. (d)	124,596	2,503,134
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	185,900	7,837,544
Electrical Equipment - 1.1%
Eaton Corp. PLC	405,300	26,956,503
Emerson Electric Co.	548,300	30,946,052
		57,902,555
Industrial Conglomerates - 0.5%
3M Co.	72,800	12,502,672
Honeywell International, Inc.	104,000	11,849,760
		24,352,432
Machinery - 0.3%
Caterpillar, Inc.	93,800	8,963,528
Pentair PLC	79,600	4,573,816
		13,537,344
Road & Rail - 0.8%
Norfolk Southern Corp.	378,200	40,263,172

TOTAL INDUSTRIALS		200,627,455

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.8%
Cisco Systems, Inc.	3,063,400	91,350,588
Electronic Equipment & Components - 0.1%
Dell Technologies, Inc. (d)	99,600	5,334,576
Internet Software & Services - 0.2%
Twitter, Inc. (d)(e)	646,200	11,948,238
IT Services - 1.3%
IBM Corp.	244,700	39,695,234
Paychex, Inc.	397,700	23,444,415
		63,139,649
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	621,600	21,569,520
Maxim Integrated Products, Inc.	558,500	21,932,295
Qualcomm, Inc.	702,800	47,881,764
		91,383,579
Software - 3.3%
Microsoft Corp.	2,802,200	168,860,564
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	226,600	25,043,832
HP, Inc.	1,810,200	27,877,080
		52,920,912

TOTAL INFORMATION TECHNOLOGY		484,938,106

MATERIALS - 1.9%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	543,400	39,999,674
Ingevity Corp. (d)	333	17,439
LyondellBasell Industries NV Class A	300,600	27,150,192
The Dow Chemical Co.	154,100	8,586,452
		75,753,757
Containers & Packaging - 0.4%
WestRock Co.	347,400	17,786,880

TOTAL MATERIALS		93,540,637

REAL ESTATE - 14.8%
Equity Real Estate Investment Trusts (REITs) - 14.8%
Agree Realty Corp.	246,500	11,065,385
American Assets Trust, Inc.	183,100	7,334,986
American Homes 4 Rent Class A	220,000	4,635,400
American Tower Corp.	28,900	2,955,603
Apartment Investment & Management Co. Class A	267,000	11,240,700
Ashford Hospitality Prime, Inc.	97,800	1,253,796
AvalonBay Communities, Inc.	211,840	34,845,562
Boston Properties, Inc.	265,096	32,840,092
Brixmor Property Group, Inc.	482,936	11,759,492
Cedar Shopping Centers, Inc.	875,619	5,647,743
Chambers Street Properties	642,900	5,618,946
Coresite Realty Corp.	214,600	15,135,738
Corrections Corp. of America	159,300	3,617,703
DCT Industrial Trust, Inc.	534,375	24,554,531
DDR Corp.	468,500	7,130,570
DiamondRock Hospitality Co.	112,300	1,189,257
Digital Realty Trust, Inc.	86,300	7,968,079
Douglas Emmett, Inc.	445,600	16,349,064
Empire State Realty Trust, Inc.	554,700	11,188,299
Equinix, Inc.	76,700	25,982,892
Equity Commonwealth (d)	12,098	351,810
Equity Lifestyle Properties, Inc.	129,037	8,959,039
Equity Residential (SBI)	155,015	9,302,450
Essex Property Trust, Inc.	76,792	16,580,929
Extra Space Storage, Inc.	401,400	28,162,224
FelCor Lodging Trust, Inc.	1,224,982	8,893,369
Gaming & Leisure Properties	199,300	6,080,643
General Growth Properties, Inc.	158,100	4,006,254
Healthcare Realty Trust, Inc.	687,000	20,184,060
Healthcare Trust of America, Inc.	140,310	3,967,967
Highwoods Properties, Inc. (SBI)	190,300	9,145,818
Host Hotels & Resorts, Inc.	747,597	13,337,130
Hudson Pacific Properties, Inc.	339,300	11,831,391
LaSalle Hotel Properties (SBI)	103,800	2,913,666
Liberty Property Trust (SBI)	511,300	20,145,220
Mack-Cali Realty Corp.	493,200	13,341,060
Mid-America Apartment Communities, Inc.	2,200	201,586
Monogram Residential Trust, Inc.	593,067	6,244,996
National Retail Properties, Inc.	468,200	19,982,776
New York (REIT), Inc.	220,200	2,122,728
NorthStar Realty Finance Corp.	235,200	3,560,928
Outfront Media, Inc.	366,800	9,247,028
Pennsylvania Real Estate Investment Trust (SBI)	347,800	6,667,326
Post Properties, Inc.	305,900	19,889,618
Prologis, Inc.	216,910	11,040,719
Public Storage	94,499	19,778,641
Ramco-Gershenson Properties Trust (SBI)	320,993	5,447,251
Sabra Health Care REIT, Inc.	498,474	11,031,230
Simon Property Group, Inc.	344,215	61,838,225
Spirit Realty Capital, Inc.	140,700	1,518,153
Store Capital Corp.	146,000	3,609,120
Sunstone Hotel Investors, Inc.	566,200	8,232,548
Taubman Centers, Inc.	187,900	13,654,693
Terreno Realty Corp.	293,753	7,995,957
The GEO Group, Inc.	123,800	4,117,588
UDR, Inc.	119,000	4,050,760
Urban Edge Properties	850,457	23,038,880
Ventas, Inc.	624,939	37,758,814
VEREIT, Inc.	2,825,900	23,426,711
Vornado Realty Trust	67,900	6,637,225
Washington REIT (SBI)	89,600	2,782,976
Welltower, Inc.	226,396	14,213,141
WP Carey, Inc.	11,949	694,476
WP Glimcher, Inc.	3,199	32,054
		748,333,016
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	2,497,204	96,466,991
Verizon Communications, Inc.	654,500	32,659,550
		129,126,541
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,872,800	4,524,197

TOTAL TELECOMMUNICATION SERVICES		133,650,738

UTILITIES - 1.9%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	278,400	16,439,520
Exelon Corp.	290,600	9,447,406
IDACORP, Inc.	254,800	19,403,020
PPL Corp.	620,900	20,775,314
Xcel Energy, Inc.	790,700	30,845,207
		96,910,467
TOTAL COMMON STOCKS
(Cost $2,828,492,198)		3,254,656,298

Preferred Stocks - 7.6%
Convertible Preferred Stocks - 5.1%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	38,500	3,760,295
CONSUMER STAPLES - 0.6%
Food Products - 0.6%
Bunge Ltd. 4.875%	121,600	12,084,000
Post Holdings, Inc.:
3.75%	22,600	3,755,838
5.25%	15,700	2,093,909
Series C 2.50%	69,800	10,103,550
Tyson Foods, Inc. 4.75%	78,400	4,918,032
		32,955,329
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Chesapeake Energy Corp. Series A, 5.75% (a)(d)	15,400	8,133,125
Hess Corp. Series A 8.00%	103,600	6,948,452
Kinder Morgan, Inc. Series A 9.75%	81,000	3,981,960
Southwestern Energy Co. Series B 6.25%	443,183	12,107,760
		31,171,297
FINANCIALS - 1.4%
Banks - 1.4%
Bank of America Corp. Series L 7.25%	22,765	26,657,815
Wells Fargo & Co. 7.50%	34,899	41,961,511
		68,619,326
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	12,319	3,991,356
Health Care Providers & Services - 0.6%
AmSurg Corp. Series A-1, 5.25%	123,700	15,274,476
Anthem, Inc. 5.25%	376,400	17,468,724
		32,743,200
Pharmaceuticals - 0.6%
Allergan PLC 5.50%	31,715	22,739,655
Teva Pharmaceutical Industries Ltd. 7%	10,150	6,697,985
		29,437,640
TOTAL HEALTH CARE		66,172,196
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Arconic, Inc. 5.375% (d)	120,029	3,798,918
Commercial Services & Supplies - 0.0%
Stericycle, Inc. 2.25%	18,140	1,114,884
TOTAL INDUSTRIALS		4,913,802
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp. 5.50%	15,000	1,526,700
Welltower, Inc. Series I, 6.50%	49,800	2,897,862
		4,424,562
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Frontier Communications Corp. Series A 11.125%	37,100	2,850,022
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. Series A 5.50%	217,800	19,423,404
TOTAL TELECOMMUNICATION SERVICES		22,273,426
UTILITIES - 0.5%
Electric Utilities - 0.1%
Exelon Corp. 6.50%	80,700	3,700,095
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%	99,900	3,296,700
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS	258,000	16,495,875
TOTAL UTILITIES		23,492,670

TOTAL CONVERTIBLE PREFERRED STOCKS		257,782,903

Nonconvertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Comcast Corp.	39,908	990,117
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	220,000	5,594,600
FINANCIALS - 1.5%
Banks - 0.9%
BB&T Corp.:
5.625%	80,348	1,938,878
5.85%	28,986	712,766
JPMorgan Chase & Co. Series Y, 6.125%	40,534	1,040,102
PNC Financial Services Group, Inc. Series P, 6.125%	45,582	1,238,463
SunTrust Banks, Inc. Series E, 5.875%	657,748	16,160,868
U.S. Bancorp:
Series A, 3.50%	16,702	14,233,444
Series F, 6.50%	16,770	475,094
Wells Fargo & Co.:
Series P, 5.25%	20,284	479,108
Series X, 5.50%	320,742	7,463,666
		43,742,389
Capital Markets - 0.5%
GMAC Capital Trust I Series 2, 8.125%	620,343	15,601,626
Northern Trust Corp. Series C, 5.85%	163,297	4,173,871
State Street Corp. 6.00%	255,515	6,507,967
		26,283,464
Consumer Finance - 0.1%
Capital One Financial Corp. Series H, 6.00% (d)	40,000	979,200
Discover Financial Services Series B, 6.50%	88,850	2,267,452
		3,246,652
Insurance - 0.0%
Allstate Corp. 6.625%	11,497	300,762
TOTAL FINANCIALS		73,573,267
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Public Storage:
Series C, 5.125%	39,299	861,434
Series E, 4.90%	240,335	5,078,279
Series S, 5.90%	27,597	688,545
Series V, 5.375%	218,249	5,072,107
Series W, 5.20%	48,001	1,134,744
Sabra Health Care REIT, Inc. Series A, 7.125%	375,536	9,444,730
Vornado Realty Trust Series L, 5.40%	191,617	4,539,407
		26,819,246
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	40,687	1,017,175
TOTAL REAL ESTATE		27,836,421
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc. 5.90%	18,993	489,829
UTILITIES - 0.4%
Electric Utilities - 0.3%
Gulf Power Co. 5.60%	30,000	3,061,776
NextEra Energy Capital Holdings, Inc. Series I, 5.125%	226,007	5,069,337
Southern Co. 6.25%	358,941	9,228,373
		17,359,486
Multi-Utilities - 0.1%
SCE Trust IV 5.375%	103,838	2,626,063
TOTAL UTILITIES		19,985,549

TOTAL NONCONVERTIBLE PREFERRED STOCKS		128,469,783

TOTAL PREFERRED STOCKS
(Cost $355,465,927)		386,252,686

Investment Companies - 1.9%
iShares S&P 500 Index ETF
(Cost $91,144,153)	426,171	94,409,662
	Principal Amount	Value

Bank Loan Obligations - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
CWGS Group LLC Tranche B, term loan 4.5% 11/8/23 (b)	5,000,000	5,043,750
Media - 0.0%
CBS Radio, Inc. term loan 4.5% 10/17/23 (b)	1,876,792	1,885,013
Specialty Retail - 0.1%
PetSmart, Inc. term loan 4% 3/11/22 (b)	2,870,000	2,877,692

TOTAL CONSUMER DISCRETIONARY		9,806,455

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	2,350,000	2,374,981
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.5% 4/1/22 (b)	8,924,041	8,843,189
INDUSTRIALS - 0.0%
Airlines - 0.0%
Air Canada Tranche B, term loan 3.6143% 10/6/23 (b)	1,635,000	1,638,074
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 5.25% 10/19/23 (b)	3,225,000	3,230,386
TOTAL BANK LOAN OBLIGATIONS
(Cost $25,849,223)		25,893,085

Preferred Securities - 5.5%
FINANCIALS - 4.3%
Banks - 4.2%
Bank of America Corp.:
6.1% (b)(f)	1,895,000	1,918,949
6.25% (b)(f)	4,895,000	4,944,100
6.3% (b)(f)	2,000,000	2,113,541
6.5% (b)(f)	4,000,000	4,190,657
Barclays PLC 8.25% (b)(f)	4,800,000	4,967,289
Citigroup, Inc.:
5.9% (b)(f)	5,000,000	5,061,576
5.95% (b)(f)	5,000,000	5,112,310
6.25% (b)(f)	6,000,000	6,389,521
First Tennessee Bank NA, Memphis % (a)	12,500	8,499,610
JPMorgan Chase & Co.:
5% (b)(f)	20,000,000	19,865,761
5.15% (b)(f)	15,000,000	14,576,519
5.3% (b)(f)	8,500,000	8,622,332
6% (b)(f)	4,000,000	4,061,565
6.1% (b)(f)	8,250,000	8,365,273
6.125% (b)(f)	4,000,000	4,054,128
6.75% (b)(f)	13,500,000	14,814,599
7.9% (b)(f)	23,365,000	24,023,777
Mellon Capital IV 4% (b)(f)	6,417,000	5,369,425
PNC Preferred Funding Trust I 2.5003% (a)(b)(f)	3,450,000	3,330,450
Royal Bank of Scotland Group PLC 8.625% (b)(f)	1,095,000	1,093,293
SunTrust Preferred Capital I 4% (b)(f)	10,366,000	8,474,781
USB Capital IX 3.5% (b)(f)	16,026,000	13,158,459
Wachovia Capital Trust III 5.5698% (b)(f)	5,091,000	5,024,374
Wells Fargo & Co.:
5.875% (b)(f)	11,000,000	11,640,395
5.9% (b)(f)	12,000,000	12,389,918
7.98% (b)(f)	11,855,000	12,429,660
		214,492,262
Capital Markets - 0.1%
Goldman Sachs Capital II 4% (b)(f)	4,694,000	3,779,192

TOTAL FINANCIALS		218,271,454

INDUSTRIALS - 1.2%
Industrial Conglomerates - 1.2%
General Electric Co. 5% (b)(f)	58,202,000	61,000,784
TOTAL PREFERRED SECURITIES
(Cost $271,524,372)		279,272,238
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.39% (g)	224,546,544	224,591,453
Fidelity Securities Lending Cash Central Fund 0.48% (g)(h)	16,164,480	16,167,712
TOTAL MONEY MARKET FUNDS
(Cost $240,717,731)		240,759,165
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $4,576,303,501)		5,073,923,692
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(10,543,076)
NET ASSETS - 100%		$5,063,380,616

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,991,322 or 4.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$686,514
Fidelity Securities Lending Cash Central Fund	65,982
Total	$752,496

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$135,463,680	$131,703,385	$3,760,295	$--
Consumer Staples	399,047,017	364,336,017	34,711,000	--
Energy	306,635,596	298,502,471	8,133,125	--
Financials	488,629,603	488,629,603	--	--
Health Care	449,716,410	415,598,336	34,118,074	--
Industrials	205,541,257	205,541,257	--	--
Information Technology	484,938,106	484,938,106	--	--
Materials	93,540,637	93,540,637	--	--
Real Estate	780,593,999	780,593,999	--	--
Telecommunication Services	156,413,993	151,889,796	4,524,197	--
Utilities	140,388,686	111,602,662	28,786,024	--
Corporate Bonds	790,431,512	--	790,431,512	--
U.S. Government and Government Agency Obligations	2,249,046	--	2,249,046	--
Investment Companies	94,409,662	94,409,662	--	--
Bank Loan Obligations	25,893,085	--	25,893,085	--
Preferred Securities	279,272,238	--	279,272,238	--
Money Market Funds	240,759,165	240,759,165	--	--
Total Investments in Securities:	$5,073,923,692	$3,862,045,096	$1,211,878,596	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.8%
BBB	5.0%
BB	6.7%
B	4.4%
CCC,CC,C	1.0%
Not Rated	2.7%
Equities	73.8%
Short-Term Investments and Net Other Assets	4.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016
Assets
Investment in securities, at value (including securities loaned of $15,862,670) — See accompanying schedule: Unaffiliated issuers (cost $4,335,585,770)	$4,833,164,527
Fidelity Central Funds (cost $240,717,731)	240,759,165
Total Investments (cost $4,576,303,501)		$5,073,923,692
Cash		1,375,306
Receivable for investments sold		95,038,836
Receivable for fund shares sold		7,914,635
Dividends receivable		12,418,539
Interest receivable		7,123,746
Distributions receivable from Fidelity Central Funds		97,176
Prepaid expenses		10,681
Other receivables		21,089
Total assets		5,197,923,700
Liabilities
Payable for investments purchased	$108,716,975
Payable for fund shares redeemed	5,826,939
Accrued management fee	2,286,872
Distribution and service plan fees payable	570,155
Other affiliated payables	825,720
Other payables and accrued expenses	150,023
Collateral on securities loaned, at value	16,166,400
Total liabilities		134,543,084
Net Assets		$5,063,380,616
Net Assets consist of:
Paid in capital		$4,454,745,414
Undistributed net investment income		43,948,994
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		67,093,820
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		497,592,388
Net Assets		$5,063,380,616
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($701,171,455 ÷ 47,919,581 shares)		$14.63
Maximum offering price per share (100/94.25 of $14.63)		$15.52
Class T:
Net Asset Value and redemption price per share ($251,600,123 ÷ 17,203,922 shares)		$14.62
Maximum offering price per share (100/96.50 of $14.62)		$15.15
Class C:
Net Asset Value and offering price per share ($392,852,772 ÷ 26,979,861 shares)(a)		$14.56
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($3,314,522,929 ÷ 225,215,255 shares)		$14.72
Class I:
Net Asset Value, offering price and redemption price per share ($403,233,337 ÷ 27,455,073 shares)		$14.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2016
Investment Income
Dividends		$138,086,234
Interest		31,521,170
Income from Fidelity Central Funds		752,496
Total income		170,359,900
Expenses
Management fee	$25,311,661
Transfer agent fees	8,220,360
Distribution and service plan fees	6,428,505
Accounting and security lending fees	1,066,662
Custodian fees and expenses	80,734
Independent trustees' fees and expenses	20,339
Registration fees	261,030
Audit	88,419
Legal	15,668
Miscellaneous	40,550
Total expenses before reductions	41,533,928
Expense reductions	(136,361)	41,397,567
Net investment income (loss)		128,962,333
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84,446,548
Fidelity Central Funds	31,146
Foreign currency transactions	(62,296)
Futures contracts	2,618,189
Total net realized gain (loss)		87,033,587
Change in net unrealized appreciation (depreciation) on: Investment securities	179,455,795
Assets and liabilities in foreign currencies	24,757
Futures contracts	(166,013)
Total change in net unrealized appreciation (depreciation)		179,314,539
Net gain (loss)		266,348,126
Net increase (decrease) in net assets resulting from operations		$395,310,459

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$128,962,333	$120,016,061
Net realized gain (loss)	87,033,587	95,571,419
Change in net unrealized appreciation (depreciation)	179,314,539	(261,906,724)
Net increase (decrease) in net assets resulting from operations	395,310,459	(46,319,244)
Distributions to shareholders from net investment income	(117,058,628)	(115,788,041)
Distributions to shareholders from net realized gain	(86,771,023)	(273,382,094)
Total distributions	(203,829,651)	(389,170,135)
Share transactions - net increase (decrease)	501,956,118	314,223,490
Total increase (decrease) in net assets	693,436,926	(121,265,889)
Net Assets
Beginning of period	4,369,943,690	4,491,209,579
End of period	$5,063,380,616	$4,369,943,690
Other Information
Undistributed net investment income end of period	$43,948,994	$34,458,108

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class A

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$15.46	$14.02	$12.24	$10.77
Income from Investment Operations
Net investment income (loss)A	.38	.35	.39B	.31	.31
Net realized and unrealized gain (loss)	.84	(.51)	1.60	1.77	1.45
Total from investment operations	1.22	(.16)	1.99	2.08	1.76
Distributions from net investment income	(.35)	(.35)	(.34)C	(.30)	(.29)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–
Total distributions	(.63)	(1.26)	(.55)	(.30)	(.29)
Net asset value, end of period	$14.63	$14.04	$15.46	$14.02	$12.24
Total ReturnD,E	9.07%	(.95)%	14.63%	17.17%	16.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%	1.03%	1.03%	1.05%	1.09%
Expenses net of fee waivers, if any	1.02%	1.02%	1.03%	1.05%	1.09%
Expenses net of all reductions	1.02%	1.02%	1.02%	1.04%	1.09%
Net investment income (loss)	2.67%	2.43%	2.68%B	2.28%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$701,171	$632,817	$648,239	$530,203	$353,726
Portfolio turnover rateH	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class T

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$15.45	$14.02	$12.24	$10.77
Income from Investment Operations
Net investment income (loss)A	.34	.31	.35B	.27	.28
Net realized and unrealized gain (loss)	.84	(.50)	1.60	1.77	1.44
Total from investment operations	1.18	(.19)	1.95	2.04	1.72
Distributions from net investment income	(.31)	(.31)	(.31)C	(.26)	(.25)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–
Total distributions	(.59)	(1.23)D	(.52)	(.26)	(.25)
Net asset value, end of period	$14.62	$14.03	$15.45	$14.02	$12.24
Total ReturnE,F	8.80%	(1.22)%	14.28%	16.86%	16.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.27%	1.28%	1.28%	1.31%	1.35%
Expenses net of fee waivers, if any	1.27%	1.28%	1.28%	1.31%	1.35%
Expenses net of all reductions	1.27%	1.27%	1.28%	1.30%	1.35%
Net investment income (loss)	2.41%	2.18%	2.42%B	2.02%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$251,600	$223,424	$226,563	$174,568	$123,395
Portfolio turnover rateI	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class C

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.98	$15.39	$13.97	$12.20	$10.75
Income from Investment Operations
Net investment income (loss)A	.27	.24	.28B	.20	.22
Net realized and unrealized gain (loss)	.83	(.50)	1.59	1.77	1.44
Total from investment operations	1.10	(.26)	1.87	1.97	1.66
Distributions from net investment income	(.24)	(.24)	(.24)C	(.20)	(.21)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–
Total distributions	(.52)	(1.15)	(.45)	(.20)	(.21)
Net asset value, end of period	$14.56	$13.98	$15.39	$13.97	$12.20
Total ReturnD,E	8.22%	(1.65)%	13.72%	16.31%	15.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%	1.78%	1.79%	1.81%	1.84%
Expenses net of fee waivers, if any	1.78%	1.78%	1.79%	1.81%	1.84%
Expenses net of all reductions	1.77%	1.78%	1.78%	1.80%	1.84%
Net investment income (loss)	1.91%	1.67%	1.92%B	1.53%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$392,853	$348,111	$351,654	$253,825	$140,428
Portfolio turnover rateH	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$15.54	$14.09	$12.30	$10.82
Income from Investment Operations
Net investment income (loss)A	.42	.39	.43B	.34	.34
Net realized and unrealized gain (loss)	.85	(.51)	1.61	1.78	1.45
Total from investment operations	1.27	(.12)	2.04	2.12	1.79
Distributions from net investment income	(.39)	(.39)	(.38)C	(.33)	(.31)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–
Total distributions	(.67)	(1.30)	(.59)	(.33)	(.31)
Net asset value, end of period	$14.72	$14.12	$15.54	$14.09	$12.30
Total ReturnD	9.39%	(.68)%	14.93%	17.48%	16.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.76%	.74%	.77%	.81%
Expenses net of fee waivers, if any	.75%	.75%	.74%	.77%	.81%
Expenses net of all reductions	.75%	.75%	.74%	.76%	.80%
Net investment income (loss)	2.94%	2.70%	2.96%B	2.56%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$3,314,523	$2,833,413	$2,920,815	$2,581,720	$2,190,089
Portfolio turnover rateG	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class I

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$15.51	$14.07	$12.28	$10.80
Income from Investment Operations
Net investment income (loss)A	.42	.39	.43B	.34	.34
Net realized and unrealized gain (loss)	.85	(.51)	1.60	1.78	1.46
Total from investment operations	1.27	(.12)	2.03	2.12	1.80
Distributions from net investment income	(.38)	(.39)	(.38)C	(.33)	(.32)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–
Total distributions	(.67)D	(1.30)	(.59)	(.33)	(.32)
Net asset value, end of period	$14.69	$14.09	$15.51	$14.07	$12.28
Total ReturnE	9.39%	(.69)%	14.87%	17.50%	16.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%	.77%	.76%	.78%	.81%
Expenses net of fee waivers, if any	.76%	.77%	.76%	.78%	.81%
Expenses net of all reductions	.76%	.76%	.76%	.77%	.81%
Net investment income (loss)	2.93%	2.69%	2.94%B	2.55%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$403,233	$327,167	$335,756	$245,756	$153,453
Portfolio turnover rateH	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.281 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2016

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$576,406,054
Gross unrealized depreciation	(110,444,433)
Net unrealized appreciation (depreciation) on securities	$465,961,621
Tax Cost	$4,607,962,071

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$45,503,193
Undistributed long-term capital gain	$97,555,992
Net unrealized appreciation (depreciation) on securities and other investments	$465,933,818

The tax character of distributions paid was as follows:

	November 30, 2016	November 30, 2015
Ordinary Income	$117,058,628	$ 133,812,005
Long-term Capital Gains	86,771,023	255,358,130
Total	$203,829,651	$ 389,170,135

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $2,618,189 and a change in net unrealized appreciation (depreciation) of $(166,013) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,935,804,299 and $2,656,488,992, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,638,182	$22,059
Class T	.25%	.25%	1,166,356	–
Class B	.75%	.25%	23,472	17,604
Class C	.75%	.25%	3,600,495	528,767
			$6,428,505	$568,430

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$307,488
Class T	49,564
Class B(a)	265
Class C(a)	41,112
$398,429

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,233,972.19
Class T	452,117.19
Class B	5,809.25
Class C	708,000.20
Strategic Dividend and Income	5,180,824.17
Class I	639,638.18
	$8,220,360

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $37,381 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $50,557.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,681 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $65,982. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $105,250 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $446.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $30,665.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2016	Year ended November 30, 2015
From net investment income
Class A	$15,935,890	$15,784,946
Class T	5,084,034	4,890,430
Class B	47,028	104,939
Class C	6,126,668	5,988,104
Strategic Dividend and Income	80,423,776	79,930,815
Class I	9,441,232	9,088,807
Total	$117,058,628	$115,788,041
From net realized gain
Class A	$12,558,382	$39,156,030
Class T	4,467,285	13,653,437
Class B	99,856	475,119
Class C	6,996,757	21,433,056
Strategic Dividend and Income	56,103,282	178,421,481
Class I	6,545,461	20,242,971
Total	$86,771,023	$273,382,094

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2016	Year ended November 30, 2015	Year ended November 30, 2016	Year ended November 30, 2015
Class A
Shares sold	11,635,272	11,207,876	$165,492,144	$161,409,847
Reinvestment of distributions	1,999,827	3,685,453	27,268,992	52,573,406
Shares redeemed	(10,790,546)	(11,743,284)	(152,038,712)	(167,109,919)
Net increase (decrease)	2,844,553	3,150,045	$40,722,424	$46,873,334
Class T
Shares sold	4,350,241	3,827,636	$61,879,594	$55,017,292
Reinvestment of distributions	669,422	1,236,703	9,114,081	17,646,577
Shares redeemed	(3,736,898)	(3,803,942)	(52,477,319)	(54,192,274)
Net increase (decrease)	1,282,765	1,260,397	$18,516,356	$18,471,595
Class B
Shares sold	10,002	35,092	$139,578	$511,590
Reinvestment of distributions	10,287	38,015	137,456	544,200
Shares redeemed	(377,164)	(245,750)	(5,295,329)	(3,530,643)
Net increase (decrease)	(356,875)	(172,643)	$(5,018,295)	$(2,474,853)
Class C
Shares sold	6,603,591	6,813,352	$93,784,646	$97,909,856
Reinvestment of distributions	904,709	1,796,899	12,223,063	25,588,948
Shares redeemed	(5,437,756)	(6,543,801)	(75,861,074)	(92,705,838)
Net increase (decrease)	2,070,544	2,066,450	$30,146,635	$30,792,966
Strategic Dividend and Income
Shares sold	58,991,319	55,041,374	$845,778,576	$798,672,072
Reinvestment of distributions	8,988,261	16,340,046	123,515,842	234,204,807
Shares redeemed	(43,453,423)	(58,627,635)	(612,817,608)	(836,863,452)
Net increase (decrease)	24,526,157	12,753,785	$356,476,810	$196,013,427
Class I
Shares sold	12,150,558	9,506,214	$172,486,049	$137,649,533
Reinvestment of distributions	1,013,847	1,741,046	13,912,804	24,895,881
Shares redeemed	(8,929,278)	(9,669,608)	(125,286,665)	(137,998,393)
Net increase (decrease)	4,235,127	1,577,652	$61,112,188	$24,547,021

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Salem Street Trust) at November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Strategic Dividend & Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2016 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 244 funds. Mr. Chiel oversees 120 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (UK) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Class A	1.02%
Actual		$1,000.00	$1,037.10	$5.19
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class T	1.27%
Actual		$1,000.00	$1,035.10	$6.46
Hypothetical-C		$1,000.00	$1,018.65	$6.41
Class C	1.78%
Actual		$1,000.00	$1,032.90	$9.05
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Strategic Dividend and Income	.75%
Actual		$1,000.00	$1,038.90	$3.82
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class I	.76%
Actual		$1,000.00	$1,039.00	$3.87
Hypothetical-C		$1,000.00	$1,021.20	$3.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Dividend & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Strategic Dividend & Income Fund
Class A	12/28/16	12/27/16	$0.138	$0.302
Class T	12/28/16	12/27/16	$0.128	$0.302
Class C	12/28/16	12/27/16	$0.109	$0.302
Strategic Dividend & Income Fund	12/28/16	12/27/16	$0.149	$0.302
Class I	12/28/16	12/27/16	$0.148	$0.302

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2016, $97,592,277, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 19%, 97%, 100%, and 100%; Class T designates 21%, 100%, 100%, and 100%; Class C designates 25%, 100%, 100%, and 100%; Fidelity Strategic Dividend & Income Fund designates 18%, 88%, 88%, and 88%; and Class I designates 18%, 88%, 89%, and 88%; of the dividends distributed in December, April, July, and October, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders. Class B designates 27% and 100% of the dividends distributed in December and April, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A designates 20%, 100%, 100%, and 100%; Class T designates 22%, 100%, 100%, and 100%; Class C designates 26%, 100%, 100%, and 100%; Fidelity Strategic Dividend & Income Fund designates 18%, 100%, 100%, and 100%; and Class I designates 18%, 100%, 100%, and 100%; of the dividends distributed in in December, April, July, and October, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Class B designates 27% and 100% of the dividends distributed in in December and April, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark for the one- and three-year periods ended May 31, 2016, and as a result, the Board will continue to discuss with FMR the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SDI-ANN-0117
1.802403.112

Fidelity Advisor® Strategic Dividend & Income® Fund -

Class A, Class T, Class C and Class I

Annual Report

November 30, 2016

Class A, Class T, Class C and Class I are classes of Fidelity® Strategic Dividend & Income® Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	2.80%	9.76%	4.51%
Class T (incl. 3.50% sales charge)	4.99%	9.98%	4.50%
Class C (incl. contingent deferred sales charge)	7.22%	10.22%	4.35%
Class I	9.39%	11.37%	5.44%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Dividend & Income® Fund - Class A on November 30, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,543	Fidelity Advisor® Strategic Dividend & Income® Fund - Class A
$19,462	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending November 30, 2016, the Fidelity Strategic Dividend & Income Composite IndexSM advanced 8.91%, as all of the income-producing asset classes that make up the index gained. Dividend-paying equities, by far the largest component of the Composite, turned in the strongest results, with the MSCI USA High Dividend Yield Index gaining 12.93%. The asset class rose along with the stock market, as investors largely favored risk assets. Convertible securities, represented by The BofA Merrill LynchSM All US Convertibles Index, returned 6.71%. Investors were attracted to the hybrid equity- and debt-like features of the asset class against periods of market uncertainty. Meanwhile, low interest rates continued to support equity REITs (real estate investment trusts) and preferred securities for most of the period. However, signs emerged beginning in August that the U.S. Federal Reserve would raise interest rates in the near term, which held back performance for both asset types. Accordingly, the FTSE® NAREIT® Equity REITs Index and The BofA Merrill LynchSM Fixed Rate Preferred Securities Index rose 5.56% and 2.64%, respectively.

Comments from Lead Portfolio Manager Joanna Bewick:  For the year, most of the fund’s share classes (excluding sales charges, if applicable) gained roughly 9%, about in line with the Fidelity Strategic Dividend & Income Composite Index. Versus the Composite index, both security selection and asset allocation added value overall. Specifically, an underweighting in preferred securities – an asset class that underperformed during the past year – was a notable contributor. Timing among convertibles – which, on average for the year, rated a benchmark-neutral weighting – also helped. A slight overweighting in dividend-paying equities and a modest underweighting among REITs contributed to a lesser extent. Turning to the individual subportfolios, selection within the preferred securities sleeve was by far the biggest positive, due to picks in the banks & thrifts, capital goods and technology segments, along with positioning in utilities. Choices within the convertibles subportfolio also lifted relative results. Here, picks among consumer discretionary names and positioning in utilities proved positive. On the negative side, selection in the dividend-paying equities sleeve dragged on relative performance, mostly due to picks in health care, along with choices and an underweighting in the outperforming technology sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Investments as of November 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.3	2.4
Johnson & Johnson	2.6	3.1
AT&T, Inc.	1.9	2.8
iShares S&P 500 Index ETF	1.9	0.2
Cisco Systems, Inc.	1.8	1.7
Procter & Gamble Co.	1.7	2.0
Chevron Corp.	1.5	2.9
The Coca-Cola Co.	1.5	1.8
PepsiCo, Inc.	1.3	1.4
Simon Property Group, Inc.	1.2	1.4
	18.7

Top Five Market Sectors as of November 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	33.2
Real Estate	15.6	0.0
Information Technology	15.4	13.1
Health Care	10.6	12.1
Consumer Staples	9.1	11.3

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016*
Common Stocks	64.3%
Preferred Stocks	7.6%
Convertible Bonds	9.2%
Other Investments	14.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 7.8%

As of May 31, 2016*
Common Stocks	67.6%
Preferred Stocks	10.3%
Convertible Bonds	6.8%
Other Investments	13.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 7.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2016

Showing Percentage of Net Assets

Corporate Bonds - 15.6%
	Principal Amount	Value
Convertible Bonds - 9.2%
CONSUMER DISCRETIONARY - 1.1%
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 2.75% 3/15/21	$2,176,000	$2,782,560
Household Durables - 0.1%
M/I Homes, Inc. 3% 3/1/18	3,450,000	3,486,656
Media - 1.0%
DISH Network Corp. 3.375% 8/15/26 (a)	24,665,000	27,563,138
Liberty Media Corp.:
1.375% 10/15/23	8,360,000	9,128,075
3.5% 1/15/31	26,670,000	14,296,720
		50,987,933
TOTAL CONSUMER DISCRETIONARY		57,257,149
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 7.5% 1/15/19 (b)	6,353,000	9,194,417
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Weatherford International Ltd. 5.875% 7/1/21	10,090,000	10,922,425
Oil, Gas & Consumable Fuels - 0.8%
Chesapeake Energy Corp. 5.5% 9/15/26 (a)	14,350,000	15,175,125
Oasis Petroleum, Inc. 2.625% 9/15/23	1,450,000	2,002,813
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	20,930,000	16,207,669
SM Energy Co. 1.5% 7/1/21	2,000,000	2,397,080
Whiting Petroleum Corp. 1.25% 6/5/20	4,221,440	5,461,488
		41,244,175
TOTAL ENERGY		52,166,600
FINANCIALS - 0.1%
Insurance - 0.1%
FNF Group 4.25% 8/15/18	1,450,000	2,650,781
HEALTH CARE - 1.1%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	5,740,000	7,813,575
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	6,000,000	7,226,250
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	2,350,000	2,056,250
		17,096,075
Health Care Equipment & Supplies - 0.1%
Hologic, Inc. 2% 3/1/42 (c)	4,350,000	5,752,875
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43	8,429,000	10,014,706
Pharmaceuticals - 0.5%
ANI Pharmaceuticals, Inc. 3% 12/1/19	3,390,000	3,803,156
Horizon Pharma Investment Ltd. 2.5% 3/15/22	5,400,000	5,551,875
Jazz Investments I Ltd. 1.875% 8/15/21	4,480,000	4,286,800
Teva Pharmaceutical Finance LLC 0.25% 2/1/26	6,380,000	7,245,288
Theravance Biopharma, Inc. 3.25% 11/1/23	1,700,000	1,785,000
		22,672,119
TOTAL HEALTH CARE		55,535,775
INDUSTRIALS - 0.2%
Machinery - 0.2%
Navistar International Corp. 4.75% 4/15/19	5,770,000	5,535,594
Trinity Industries, Inc. 3.875% 6/1/36	3,300,000	4,236,375
		9,771,969
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc. 1.375% 1/1/20	19,430,000	19,405,713
Ciena Corp. 0.875% 6/15/17	8,590,000	8,547,050
InterDigital, Inc. 1.5% 3/1/20	20,505,000	24,875,128
Liberty Interactive LLC 1.75% 9/30/46 (a)	10,640,000	11,238,500
		64,066,391
Internet Software & Services - 1.7%
Gogo, Inc. 3.75% 3/1/20	4,990,000	3,742,500
LinkedIn Corp. 0.5% 11/1/19	15,010,000	14,963,094
Twitter, Inc.:
0.25% 9/15/19	12,280,000	11,504,825
1% 9/15/21	26,298,000	24,342,086
VeriSign, Inc. 4.485% 8/15/37 (b)	5,920,000	13,649,300
Web.com Group, Inc. 1% 8/15/18	2,150,000	2,033,094
WebMD Health Corp.:
1.5% 12/1/20	2,950,000	3,541,844
2.5% 1/31/18	1,200,000	1,259,250
Yahoo!, Inc. 0% 12/1/18	10,200,000	10,282,875
		85,318,868
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. 2.125% 9/1/26	1,350,000	1,752,469
Intel Corp. 3.25% 8/1/39	7,500,000	12,768,750
Microchip Technology, Inc. 1.625% 2/15/25	6,880,000	9,124,600
Micron Technology, Inc.:
2.125% 2/15/33	4,570,000	8,714,419
3% 11/15/43	11,740,000	10,764,113
Novellus Systems, Inc. 2.625% 5/15/41	1,440,000	4,477,500
NVIDIA Corp. 1% 12/1/18	1,190,000	5,491,850
NXP Semiconductors NV 1% 12/1/19	21,670,000	24,703,800
		77,797,501
Software - 0.7%
BroadSoft, Inc. 1% 9/1/22	1,400,000	1,710,625
FireEye, Inc. 1.625% 6/1/35	8,010,000	7,203,994
Nuance Communications, Inc.:
1% 12/15/35 (a)	8,200,000	7,600,375
2.75% 11/1/31	8,460,000	8,507,588
Salesforce.com, Inc. 0.25% 4/1/18	9,050,000	10,775,156
Workday, Inc. 1.5% 7/15/20	1,650,000	2,037,668
		37,835,406
TOTAL INFORMATION TECHNOLOGY		265,018,166
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Extra Space Storage LP 3.125% 10/1/35 (a)	6,750,000	7,070,625
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (a)	5,200,000	5,135,468

TOTAL CONVERTIBLE BONDS		463,800,950

Nonconvertible Bonds - 6.4%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.2%
Yum! Brands, Inc. 6.875% 11/15/37	8,600,000	8,428,000
Household Durables - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	11,345,000	11,458,450
Media - 0.2%
Altice SA 7.625% 2/15/25 (a)	4,430,000	4,540,750
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (a)	4,295,000	4,327,213
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	1,760,000	1,733,600
		10,601,563
Multiline Retail - 0.3%
JC Penney Corp., Inc.:
5.875% 7/1/23 (a)	4,155,000	4,258,875
6.375% 10/15/36	8,500,000	6,927,500
8.125% 10/1/19	4,920,000	5,319,750
		16,506,125
TOTAL CONSUMER DISCRETIONARY		46,994,138
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	7,300,000	7,545,280
Albertsons, Inc. 7.45% 8/1/29	13,000,000	12,317,500
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	19,240,000	16,594,500
		36,457,280
Tobacco - 0.4%
Vector Group Ltd. 7.75% 2/15/21	16,945,000	17,665,163
TOTAL CONSUMER STAPLES		54,122,443
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. 4.1% 3/15/22	7,400,000	6,808,000
FINANCIALS - 2.3%
Banks - 1.1%
Corestates Capital III 1.4757% 2/15/27 (a)(b)	11,895,000	10,422,994
PNC Capital Trust C 1.4121% 6/1/28 (b)	12,000,000	11,040,000
SunTrust Capital III 1.5003% 3/15/28 (b)	16,475,000	14,000,359
Wachovia Capital Trust II 1.38% 1/15/27 (b)	14,014,000	12,279,768
Wells Fargo Capital II 1.3873% 1/30/27 (b)	7,130,000	6,247,663
		53,990,784
Capital Markets - 0.5%
Chase Capital II 1.3859% 2/1/27 (b)	11,400,000	10,317,000
Chase Capital III 1.3921% 3/1/27 (b)	9,500,000	8,597,500
Chase Capital Trust VI 1.5109% 8/1/28 (b)	5,000,000	4,525,000
NTC Capital II 1.47% 4/15/27 (b)	3,500,000	3,150,352
		26,589,852
Diversified Financial Services - 0.4%
Central Fidelity Capital Trust I 1.88% 4/15/27 (b)	3,240,000	2,863,350
ILFC E-Capital Trust I 4% 12/21/65 (a)(b)	23,555,000	20,492,850
		23,356,200
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	12,975,000	13,948,125
TOTAL FINANCIALS		117,884,961
HEALTH CARE - 0.4%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	4,555,000	4,327,250
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (a)	25,080,000	18,559,200
TOTAL HEALTH CARE		22,886,450
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.4%
ADT Corp. 6.25% 10/15/21	10,925,000	11,771,688
APX Group, Inc. 8.75% 12/1/20	5,832,000	5,715,360
		17,487,048
Trading Companies & Distributors - 0.1%
International Lease Finance Corp. 8.625% 1/15/22	5,830,000	7,031,097
TOTAL INDUSTRIALS		24,518,145
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
Dell, Inc.:
5.4% 9/10/40	16,000,000	13,320,000
6.5% 4/15/38	12,440,000	11,849,100
		25,169,100
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Neptune Finco Corp. 10.125% 1/15/23 (a)	7,660,000	8,828,150
UTILITIES - 0.4%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc. 2.9131% 10/1/66 (b)	4,950,000	4,219,875
PPL Capital Funding, Inc. 6.7% 3/30/67 (b)	5,000,000	4,387,500
		8,607,375
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc.:
7.375% 11/1/22	3,220,000	3,059,000
7.625% 11/1/24	5,590,000	5,142,800
		8,201,800
Multi-Utilities - 0.0%
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,000,000	2,610,000
TOTAL UTILITIES		19,419,175

TOTAL NONCONVERTIBLE BONDS		326,630,562

TOTAL CORPORATE BONDS
(Cost $760,860,746)		790,431,512

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.3% to 0.37% 12/22/16 to 2/2/17
(Cost $2,249,151)	2,250,000	2,249,046
	Shares	Value

Common Stocks - 64.3%
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.1%
General Motors Co.	196,600	$6,788,598
Hotels, Restaurants & Leisure - 1.2%
Cedar Fair LP (depositary unit)	83,700	5,107,374
Darden Restaurants, Inc.	258,300	18,933,390
Hilton Worldwide Holdings, Inc.	221,200	5,545,484
McDonald's Corp.	235,000	28,028,450
		57,614,698
Leisure Products - 0.3%
Mattel, Inc.	524,000	16,542,680
Media - 0.2%
Time Warner, Inc.	100,900	9,264,638
Specialty Retail - 0.4%
Foot Locker, Inc.	88,500	6,342,795
L Brands, Inc.	221,900	15,581,818
		21,924,613
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	176,186	6,411,409
VF Corp.	223,200	12,166,632
		18,578,041

TOTAL CONSUMER DISCRETIONARY		130,713,268

CONSUMER STAPLES - 7.2%
Beverages - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	33,700	5,093,418
Molson Coors Brewing Co. Class B	128,400	12,587,052
PepsiCo, Inc.	645,400	64,604,540
The Coca-Cola Co.	1,841,400	74,300,490
		156,585,500
Food & Staples Retailing - 1.0%
Wal-Mart Stores, Inc.	707,000	49,794,010
Food Products - 0.4%
B&G Foods, Inc. Class A	190,550	8,155,540
ConAgra Foods, Inc.	363,800	13,347,822
Lamb Weston Holdings, Inc. (d)	6,064	203,023
		21,706,385
Household Products - 1.7%
Procter & Gamble Co.	1,045,258	86,191,975
Personal Products - 0.2%
Unilever NV (NY Reg.)	219,700	8,750,651
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	232,800	25,384,512
Imperial Tobacco Group PLC	256,205	11,004,952
Japan Tobacco, Inc.	192,500	6,673,703
		43,063,167

TOTAL CONSUMER STAPLES		366,091,688

ENERGY - 5.3%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	117,600	9,884,280
Oil, Gas & Consumable Fuels - 5.1%
Boardwalk Pipeline Partners, LP	338,450	5,811,187
Cenovus Energy, Inc.	1,530,100	23,658,287
Chevron Corp.	675,900	75,403,404
Enterprise Products Partners LP	481,300	12,480,109
EQT Midstream Partners LP	62,200	4,554,906
Exxon Mobil Corp.	291,600	25,456,680
Kinder Morgan, Inc.	816,400	18,124,080
Suncor Energy, Inc.	814,200	25,929,782
The Williams Companies, Inc.	1,498,900	46,016,230
Western Gas Partners LP	395,142	22,550,754
		259,985,419

TOTAL ENERGY		269,869,699

FINANCIALS - 6.8%
Banks - 3.0%
First Hawaiian, Inc.	285,450	8,560,646
JPMorgan Chase & Co.	699,400	56,070,898
PacWest Bancorp	253,700	13,002,125
Regions Financial Corp.	1,641,300	22,223,202
U.S. Bancorp	595,400	29,543,748
Valley National Bancorp	434,200	4,923,828
Wells Fargo & Co.	319,200	16,892,064
		151,216,511
Capital Markets - 1.7%
Ares Capital Corp. (e)	563,300	9,035,332
BlackRock, Inc. Class A	115,400	42,789,166
The Blackstone Group LP	1,087,700	27,997,398
TPG Specialty Lending, Inc.	410,100	7,517,133
		87,339,029
Consumer Finance - 0.4%
Capital One Financial Corp.	263,400	22,136,136
Disc-Real Estate Inv Trusts - 0.2%
Forest City Realty Trust, Inc.	630,840	11,664,232
Insurance - 1.5%
Chubb Ltd.	156,900	20,083,200
First American Financial Corp.	365,900	13,809,066
MetLife, Inc.	279,100	15,353,291
Principal Financial Group, Inc.	430,500	24,835,545
		74,081,102

TOTAL FINANCIALS		346,437,010

HEALTH CARE - 7.6%
Biotechnology - 1.1%
Amgen, Inc.	400,000	57,628,000
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	36,100	6,104,510
Medtronic PLC	260,200	18,997,202
		25,101,712
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	410,600	23,174,264
Eli Lilly & Co.	376,800	25,290,816
GlaxoSmithKline PLC	1,255,500	23,428,733
GlaxoSmithKline PLC sponsored ADR	120,800	4,565,032
Johnson & Johnson	1,197,644	133,297,777
Merck & Co., Inc.	113,590	6,950,572
Pfizer, Inc.	1,649,200	53,005,288
Sanofi SA sponsored ADR	337,600	13,571,520
Teva Pharmaceutical Industries Ltd. sponsored ADR	465,000	17,530,500
		300,814,502

TOTAL HEALTH CARE		383,544,214

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	25,400	6,737,350
United Technologies Corp.	70,500	7,594,260
		14,331,610
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	344,200	39,899,664
Airlines - 0.0%
JetBlue Airways Corp. (d)	124,596	2,503,134
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	185,900	7,837,544
Electrical Equipment - 1.1%
Eaton Corp. PLC	405,300	26,956,503
Emerson Electric Co.	548,300	30,946,052
		57,902,555
Industrial Conglomerates - 0.5%
3M Co.	72,800	12,502,672
Honeywell International, Inc.	104,000	11,849,760
		24,352,432
Machinery - 0.3%
Caterpillar, Inc.	93,800	8,963,528
Pentair PLC	79,600	4,573,816
		13,537,344
Road & Rail - 0.8%
Norfolk Southern Corp.	378,200	40,263,172

TOTAL INDUSTRIALS		200,627,455

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.8%
Cisco Systems, Inc.	3,063,400	91,350,588
Electronic Equipment & Components - 0.1%
Dell Technologies, Inc. (d)	99,600	5,334,576
Internet Software & Services - 0.2%
Twitter, Inc. (d)(e)	646,200	11,948,238
IT Services - 1.3%
IBM Corp.	244,700	39,695,234
Paychex, Inc.	397,700	23,444,415
		63,139,649
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	621,600	21,569,520
Maxim Integrated Products, Inc.	558,500	21,932,295
Qualcomm, Inc.	702,800	47,881,764
		91,383,579
Software - 3.3%
Microsoft Corp.	2,802,200	168,860,564
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	226,600	25,043,832
HP, Inc.	1,810,200	27,877,080
		52,920,912

TOTAL INFORMATION TECHNOLOGY		484,938,106

MATERIALS - 1.9%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	543,400	39,999,674
Ingevity Corp. (d)	333	17,439
LyondellBasell Industries NV Class A	300,600	27,150,192
The Dow Chemical Co.	154,100	8,586,452
		75,753,757
Containers & Packaging - 0.4%
WestRock Co.	347,400	17,786,880

TOTAL MATERIALS		93,540,637

REAL ESTATE - 14.8%
Equity Real Estate Investment Trusts (REITs) - 14.8%
Agree Realty Corp.	246,500	11,065,385
American Assets Trust, Inc.	183,100	7,334,986
American Homes 4 Rent Class A	220,000	4,635,400
American Tower Corp.	28,900	2,955,603
Apartment Investment & Management Co. Class A	267,000	11,240,700
Ashford Hospitality Prime, Inc.	97,800	1,253,796
AvalonBay Communities, Inc.	211,840	34,845,562
Boston Properties, Inc.	265,096	32,840,092
Brixmor Property Group, Inc.	482,936	11,759,492
Cedar Shopping Centers, Inc.	875,619	5,647,743
Chambers Street Properties	642,900	5,618,946
Coresite Realty Corp.	214,600	15,135,738
Corrections Corp. of America	159,300	3,617,703
DCT Industrial Trust, Inc.	534,375	24,554,531
DDR Corp.	468,500	7,130,570
DiamondRock Hospitality Co.	112,300	1,189,257
Digital Realty Trust, Inc.	86,300	7,968,079
Douglas Emmett, Inc.	445,600	16,349,064
Empire State Realty Trust, Inc.	554,700	11,188,299
Equinix, Inc.	76,700	25,982,892
Equity Commonwealth (d)	12,098	351,810
Equity Lifestyle Properties, Inc.	129,037	8,959,039
Equity Residential (SBI)	155,015	9,302,450
Essex Property Trust, Inc.	76,792	16,580,929
Extra Space Storage, Inc.	401,400	28,162,224
FelCor Lodging Trust, Inc.	1,224,982	8,893,369
Gaming & Leisure Properties	199,300	6,080,643
General Growth Properties, Inc.	158,100	4,006,254
Healthcare Realty Trust, Inc.	687,000	20,184,060
Healthcare Trust of America, Inc.	140,310	3,967,967
Highwoods Properties, Inc. (SBI)	190,300	9,145,818
Host Hotels & Resorts, Inc.	747,597	13,337,130
Hudson Pacific Properties, Inc.	339,300	11,831,391
LaSalle Hotel Properties (SBI)	103,800	2,913,666
Liberty Property Trust (SBI)	511,300	20,145,220
Mack-Cali Realty Corp.	493,200	13,341,060
Mid-America Apartment Communities, Inc.	2,200	201,586
Monogram Residential Trust, Inc.	593,067	6,244,996
National Retail Properties, Inc.	468,200	19,982,776
New York (REIT), Inc.	220,200	2,122,728
NorthStar Realty Finance Corp.	235,200	3,560,928
Outfront Media, Inc.	366,800	9,247,028
Pennsylvania Real Estate Investment Trust (SBI)	347,800	6,667,326
Post Properties, Inc.	305,900	19,889,618
Prologis, Inc.	216,910	11,040,719
Public Storage	94,499	19,778,641
Ramco-Gershenson Properties Trust (SBI)	320,993	5,447,251
Sabra Health Care REIT, Inc.	498,474	11,031,230
Simon Property Group, Inc.	344,215	61,838,225
Spirit Realty Capital, Inc.	140,700	1,518,153
Store Capital Corp.	146,000	3,609,120
Sunstone Hotel Investors, Inc.	566,200	8,232,548
Taubman Centers, Inc.	187,900	13,654,693
Terreno Realty Corp.	293,753	7,995,957
The GEO Group, Inc.	123,800	4,117,588
UDR, Inc.	119,000	4,050,760
Urban Edge Properties	850,457	23,038,880
Ventas, Inc.	624,939	37,758,814
VEREIT, Inc.	2,825,900	23,426,711
Vornado Realty Trust	67,900	6,637,225
Washington REIT (SBI)	89,600	2,782,976
Welltower, Inc.	226,396	14,213,141
WP Carey, Inc.	11,949	694,476
WP Glimcher, Inc.	3,199	32,054
		748,333,016
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	2,497,204	96,466,991
Verizon Communications, Inc.	654,500	32,659,550
		129,126,541
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,872,800	4,524,197

TOTAL TELECOMMUNICATION SERVICES		133,650,738

UTILITIES - 1.9%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	278,400	16,439,520
Exelon Corp.	290,600	9,447,406
IDACORP, Inc.	254,800	19,403,020
PPL Corp.	620,900	20,775,314
Xcel Energy, Inc.	790,700	30,845,207
		96,910,467
TOTAL COMMON STOCKS
(Cost $2,828,492,198)		3,254,656,298

Preferred Stocks - 7.6%
Convertible Preferred Stocks - 5.1%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	38,500	3,760,295
CONSUMER STAPLES - 0.6%
Food Products - 0.6%
Bunge Ltd. 4.875%	121,600	12,084,000
Post Holdings, Inc.:
3.75%	22,600	3,755,838
5.25%	15,700	2,093,909
Series C 2.50%	69,800	10,103,550
Tyson Foods, Inc. 4.75%	78,400	4,918,032
		32,955,329
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Chesapeake Energy Corp. Series A, 5.75% (a)(d)	15,400	8,133,125
Hess Corp. Series A 8.00%	103,600	6,948,452
Kinder Morgan, Inc. Series A 9.75%	81,000	3,981,960
Southwestern Energy Co. Series B 6.25%	443,183	12,107,760
		31,171,297
FINANCIALS - 1.4%
Banks - 1.4%
Bank of America Corp. Series L 7.25%	22,765	26,657,815
Wells Fargo & Co. 7.50%	34,899	41,961,511
		68,619,326
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	12,319	3,991,356
Health Care Providers & Services - 0.6%
AmSurg Corp. Series A-1, 5.25%	123,700	15,274,476
Anthem, Inc. 5.25%	376,400	17,468,724
		32,743,200
Pharmaceuticals - 0.6%
Allergan PLC 5.50%	31,715	22,739,655
Teva Pharmaceutical Industries Ltd. 7%	10,150	6,697,985
		29,437,640
TOTAL HEALTH CARE		66,172,196
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Arconic, Inc. 5.375% (d)	120,029	3,798,918
Commercial Services & Supplies - 0.0%
Stericycle, Inc. 2.25%	18,140	1,114,884
TOTAL INDUSTRIALS		4,913,802
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp. 5.50%	15,000	1,526,700
Welltower, Inc. Series I, 6.50%	49,800	2,897,862
		4,424,562
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Frontier Communications Corp. Series A 11.125%	37,100	2,850,022
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. Series A 5.50%	217,800	19,423,404
TOTAL TELECOMMUNICATION SERVICES		22,273,426
UTILITIES - 0.5%
Electric Utilities - 0.1%
Exelon Corp. 6.50%	80,700	3,700,095
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%	99,900	3,296,700
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS	258,000	16,495,875
TOTAL UTILITIES		23,492,670

TOTAL CONVERTIBLE PREFERRED STOCKS		257,782,903

Nonconvertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Comcast Corp.	39,908	990,117
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	220,000	5,594,600
FINANCIALS - 1.5%
Banks - 0.9%
BB&T Corp.:
5.625%	80,348	1,938,878
5.85%	28,986	712,766
JPMorgan Chase & Co. Series Y, 6.125%	40,534	1,040,102
PNC Financial Services Group, Inc. Series P, 6.125%	45,582	1,238,463
SunTrust Banks, Inc. Series E, 5.875%	657,748	16,160,868
U.S. Bancorp:
Series A, 3.50%	16,702	14,233,444
Series F, 6.50%	16,770	475,094
Wells Fargo & Co.:
Series P, 5.25%	20,284	479,108
Series X, 5.50%	320,742	7,463,666
		43,742,389
Capital Markets - 0.5%
GMAC Capital Trust I Series 2, 8.125%	620,343	15,601,626
Northern Trust Corp. Series C, 5.85%	163,297	4,173,871
State Street Corp. 6.00%	255,515	6,507,967
		26,283,464
Consumer Finance - 0.1%
Capital One Financial Corp. Series H, 6.00% (d)	40,000	979,200
Discover Financial Services Series B, 6.50%	88,850	2,267,452
		3,246,652
Insurance - 0.0%
Allstate Corp. 6.625%	11,497	300,762
TOTAL FINANCIALS		73,573,267
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Public Storage:
Series C, 5.125%	39,299	861,434
Series E, 4.90%	240,335	5,078,279
Series S, 5.90%	27,597	688,545
Series V, 5.375%	218,249	5,072,107
Series W, 5.20%	48,001	1,134,744
Sabra Health Care REIT, Inc. Series A, 7.125%	375,536	9,444,730
Vornado Realty Trust Series L, 5.40%	191,617	4,539,407
		26,819,246
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	40,687	1,017,175
TOTAL REAL ESTATE		27,836,421
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc. 5.90%	18,993	489,829
UTILITIES - 0.4%
Electric Utilities - 0.3%
Gulf Power Co. 5.60%	30,000	3,061,776
NextEra Energy Capital Holdings, Inc. Series I, 5.125%	226,007	5,069,337
Southern Co. 6.25%	358,941	9,228,373
		17,359,486
Multi-Utilities - 0.1%
SCE Trust IV 5.375%	103,838	2,626,063
TOTAL UTILITIES		19,985,549

TOTAL NONCONVERTIBLE PREFERRED STOCKS		128,469,783

TOTAL PREFERRED STOCKS
(Cost $355,465,927)		386,252,686

Investment Companies - 1.9%
iShares S&P 500 Index ETF
(Cost $91,144,153)	426,171	94,409,662
	Principal Amount	Value

Bank Loan Obligations - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
CWGS Group LLC Tranche B, term loan 4.5% 11/8/23 (b)	5,000,000	5,043,750
Media - 0.0%
CBS Radio, Inc. term loan 4.5% 10/17/23 (b)	1,876,792	1,885,013
Specialty Retail - 0.1%
PetSmart, Inc. term loan 4% 3/11/22 (b)	2,870,000	2,877,692

TOTAL CONSUMER DISCRETIONARY		9,806,455

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	2,350,000	2,374,981
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.5% 4/1/22 (b)	8,924,041	8,843,189
INDUSTRIALS - 0.0%
Airlines - 0.0%
Air Canada Tranche B, term loan 3.6143% 10/6/23 (b)	1,635,000	1,638,074
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 5.25% 10/19/23 (b)	3,225,000	3,230,386
TOTAL BANK LOAN OBLIGATIONS
(Cost $25,849,223)		25,893,085

Preferred Securities - 5.5%
FINANCIALS - 4.3%
Banks - 4.2%
Bank of America Corp.:
6.1% (b)(f)	1,895,000	1,918,949
6.25% (b)(f)	4,895,000	4,944,100
6.3% (b)(f)	2,000,000	2,113,541
6.5% (b)(f)	4,000,000	4,190,657
Barclays PLC 8.25% (b)(f)	4,800,000	4,967,289
Citigroup, Inc.:
5.9% (b)(f)	5,000,000	5,061,576
5.95% (b)(f)	5,000,000	5,112,310
6.25% (b)(f)	6,000,000	6,389,521
First Tennessee Bank NA, Memphis % (a)	12,500	8,499,610
JPMorgan Chase & Co.:
5% (b)(f)	20,000,000	19,865,761
5.15% (b)(f)	15,000,000	14,576,519
5.3% (b)(f)	8,500,000	8,622,332
6% (b)(f)	4,000,000	4,061,565
6.1% (b)(f)	8,250,000	8,365,273
6.125% (b)(f)	4,000,000	4,054,128
6.75% (b)(f)	13,500,000	14,814,599
7.9% (b)(f)	23,365,000	24,023,777
Mellon Capital IV 4% (b)(f)	6,417,000	5,369,425
PNC Preferred Funding Trust I 2.5003% (a)(b)(f)	3,450,000	3,330,450
Royal Bank of Scotland Group PLC 8.625% (b)(f)	1,095,000	1,093,293
SunTrust Preferred Capital I 4% (b)(f)	10,366,000	8,474,781
USB Capital IX 3.5% (b)(f)	16,026,000	13,158,459
Wachovia Capital Trust III 5.5698% (b)(f)	5,091,000	5,024,374
Wells Fargo & Co.:
5.875% (b)(f)	11,000,000	11,640,395
5.9% (b)(f)	12,000,000	12,389,918
7.98% (b)(f)	11,855,000	12,429,660
		214,492,262
Capital Markets - 0.1%
Goldman Sachs Capital II 4% (b)(f)	4,694,000	3,779,192

TOTAL FINANCIALS		218,271,454

INDUSTRIALS - 1.2%
Industrial Conglomerates - 1.2%
General Electric Co. 5% (b)(f)	58,202,000	61,000,784
TOTAL PREFERRED SECURITIES
(Cost $271,524,372)		279,272,238
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.39% (g)	224,546,544	224,591,453
Fidelity Securities Lending Cash Central Fund 0.48% (g)(h)	16,164,480	16,167,712
TOTAL MONEY MARKET FUNDS
(Cost $240,717,731)		240,759,165
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $4,576,303,501)		5,073,923,692
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(10,543,076)
NET ASSETS - 100%		$5,063,380,616

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,991,322 or 4.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$686,514
Fidelity Securities Lending Cash Central Fund	65,982
Total	$752,496

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$135,463,680	$131,703,385	$3,760,295	$--
Consumer Staples	399,047,017	364,336,017	34,711,000	--
Energy	306,635,596	298,502,471	8,133,125	--
Financials	488,629,603	488,629,603	--	--
Health Care	449,716,410	415,598,336	34,118,074	--
Industrials	205,541,257	205,541,257	--	--
Information Technology	484,938,106	484,938,106	--	--
Materials	93,540,637	93,540,637	--	--
Real Estate	780,593,999	780,593,999	--	--
Telecommunication Services	156,413,993	151,889,796	4,524,197	--
Utilities	140,388,686	111,602,662	28,786,024	--
Corporate Bonds	790,431,512	--	790,431,512	--
U.S. Government and Government Agency Obligations	2,249,046	--	2,249,046	--
Investment Companies	94,409,662	94,409,662	--	--
Bank Loan Obligations	25,893,085	--	25,893,085	--
Preferred Securities	279,272,238	--	279,272,238	--
Money Market Funds	240,759,165	240,759,165	--	--
Total Investments in Securities:	$5,073,923,692	$3,862,045,096	$1,211,878,596	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.8%
BBB	5.0%
BB	6.7%
B	4.4%
CCC,CC,C	1.0%
Not Rated	2.7%
Equities	73.8%
Short-Term Investments and Net Other Assets	4.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016
Assets
Investment in securities, at value (including securities loaned of $15,862,670) — See accompanying schedule: Unaffiliated issuers (cost $4,335,585,770)	$4,833,164,527
Fidelity Central Funds (cost $240,717,731)	240,759,165
Total Investments (cost $4,576,303,501)		$5,073,923,692
Cash		1,375,306
Receivable for investments sold		95,038,836
Receivable for fund shares sold		7,914,635
Dividends receivable		12,418,539
Interest receivable		7,123,746
Distributions receivable from Fidelity Central Funds		97,176
Prepaid expenses		10,681
Other receivables		21,089
Total assets		5,197,923,700
Liabilities
Payable for investments purchased	$108,716,975
Payable for fund shares redeemed	5,826,939
Accrued management fee	2,286,872
Distribution and service plan fees payable	570,155
Other affiliated payables	825,720
Other payables and accrued expenses	150,023
Collateral on securities loaned, at value	16,166,400
Total liabilities		134,543,084
Net Assets		$5,063,380,616
Net Assets consist of:
Paid in capital		$4,454,745,414
Undistributed net investment income		43,948,994
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		67,093,820
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		497,592,388
Net Assets		$5,063,380,616
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($701,171,455 ÷ 47,919,581 shares)		$14.63
Maximum offering price per share (100/94.25 of $14.63)		$15.52
Class T:
Net Asset Value and redemption price per share ($251,600,123 ÷ 17,203,922 shares)		$14.62
Maximum offering price per share (100/96.50 of $14.62)		$15.15
Class C:
Net Asset Value and offering price per share ($392,852,772 ÷ 26,979,861 shares)(a)		$14.56
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($3,314,522,929 ÷ 225,215,255 shares)		$14.72
Class I:
Net Asset Value, offering price and redemption price per share ($403,233,337 ÷ 27,455,073 shares)		$14.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2016
Investment Income
Dividends		$138,086,234
Interest		31,521,170
Income from Fidelity Central Funds		752,496
Total income		170,359,900
Expenses
Management fee	$25,311,661
Transfer agent fees	8,220,360
Distribution and service plan fees	6,428,505
Accounting and security lending fees	1,066,662
Custodian fees and expenses	80,734
Independent trustees' fees and expenses	20,339
Registration fees	261,030
Audit	88,419
Legal	15,668
Miscellaneous	40,550
Total expenses before reductions	41,533,928
Expense reductions	(136,361)	41,397,567
Net investment income (loss)		128,962,333
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84,446,548
Fidelity Central Funds	31,146
Foreign currency transactions	(62,296)
Futures contracts	2,618,189
Total net realized gain (loss)		87,033,587
Change in net unrealized appreciation (depreciation) on: Investment securities	179,455,795
Assets and liabilities in foreign currencies	24,757
Futures contracts	(166,013)
Total change in net unrealized appreciation (depreciation)		179,314,539
Net gain (loss)		266,348,126
Net increase (decrease) in net assets resulting from operations		$395,310,459

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$128,962,333	$120,016,061
Net realized gain (loss)	87,033,587	95,571,419
Change in net unrealized appreciation (depreciation)	179,314,539	(261,906,724)
Net increase (decrease) in net assets resulting from operations	395,310,459	(46,319,244)
Distributions to shareholders from net investment income	(117,058,628)	(115,788,041)
Distributions to shareholders from net realized gain	(86,771,023)	(273,382,094)
Total distributions	(203,829,651)	(389,170,135)
Share transactions - net increase (decrease)	501,956,118	314,223,490
Total increase (decrease) in net assets	693,436,926	(121,265,889)
Net Assets
Beginning of period	4,369,943,690	4,491,209,579
End of period	$5,063,380,616	$4,369,943,690
Other Information
Undistributed net investment income end of period	$43,948,994	$34,458,108

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class A

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$15.46	$14.02	$12.24	$10.77
Income from Investment Operations
Net investment income (loss)A	.38	.35	.39B	.31	.31
Net realized and unrealized gain (loss)	.84	(.51)	1.60	1.77	1.45
Total from investment operations	1.22	(.16)	1.99	2.08	1.76
Distributions from net investment income	(.35)	(.35)	(.34)C	(.30)	(.29)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–
Total distributions	(.63)	(1.26)	(.55)	(.30)	(.29)
Net asset value, end of period	$14.63	$14.04	$15.46	$14.02	$12.24
Total ReturnD,E	9.07%	(.95)%	14.63%	17.17%	16.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%	1.03%	1.03%	1.05%	1.09%
Expenses net of fee waivers, if any	1.02%	1.02%	1.03%	1.05%	1.09%
Expenses net of all reductions	1.02%	1.02%	1.02%	1.04%	1.09%
Net investment income (loss)	2.67%	2.43%	2.68%B	2.28%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$701,171	$632,817	$648,239	$530,203	$353,726
Portfolio turnover rateH	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class T

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$15.45	$14.02	$12.24	$10.77
Income from Investment Operations
Net investment income (loss)A	.34	.31	.35B	.27	.28
Net realized and unrealized gain (loss)	.84	(.50)	1.60	1.77	1.44
Total from investment operations	1.18	(.19)	1.95	2.04	1.72
Distributions from net investment income	(.31)	(.31)	(.31)C	(.26)	(.25)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–
Total distributions	(.59)	(1.23)D	(.52)	(.26)	(.25)
Net asset value, end of period	$14.62	$14.03	$15.45	$14.02	$12.24
Total ReturnE,F	8.80%	(1.22)%	14.28%	16.86%	16.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.27%	1.28%	1.28%	1.31%	1.35%
Expenses net of fee waivers, if any	1.27%	1.28%	1.28%	1.31%	1.35%
Expenses net of all reductions	1.27%	1.27%	1.28%	1.30%	1.35%
Net investment income (loss)	2.41%	2.18%	2.42%B	2.02%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$251,600	$223,424	$226,563	$174,568	$123,395
Portfolio turnover rateI	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class C

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.98	$15.39	$13.97	$12.20	$10.75
Income from Investment Operations
Net investment income (loss)A	.27	.24	.28B	.20	.22
Net realized and unrealized gain (loss)	.83	(.50)	1.59	1.77	1.44
Total from investment operations	1.10	(.26)	1.87	1.97	1.66
Distributions from net investment income	(.24)	(.24)	(.24)C	(.20)	(.21)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–
Total distributions	(.52)	(1.15)	(.45)	(.20)	(.21)
Net asset value, end of period	$14.56	$13.98	$15.39	$13.97	$12.20
Total ReturnD,E	8.22%	(1.65)%	13.72%	16.31%	15.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%	1.78%	1.79%	1.81%	1.84%
Expenses net of fee waivers, if any	1.78%	1.78%	1.79%	1.81%	1.84%
Expenses net of all reductions	1.77%	1.78%	1.78%	1.80%	1.84%
Net investment income (loss)	1.91%	1.67%	1.92%B	1.53%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$392,853	$348,111	$351,654	$253,825	$140,428
Portfolio turnover rateH	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$15.54	$14.09	$12.30	$10.82
Income from Investment Operations
Net investment income (loss)A	.42	.39	.43B	.34	.34
Net realized and unrealized gain (loss)	.85	(.51)	1.61	1.78	1.45
Total from investment operations	1.27	(.12)	2.04	2.12	1.79
Distributions from net investment income	(.39)	(.39)	(.38)C	(.33)	(.31)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–
Total distributions	(.67)	(1.30)	(.59)	(.33)	(.31)
Net asset value, end of period	$14.72	$14.12	$15.54	$14.09	$12.30
Total ReturnD	9.39%	(.68)%	14.93%	17.48%	16.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.76%	.74%	.77%	.81%
Expenses net of fee waivers, if any	.75%	.75%	.74%	.77%	.81%
Expenses net of all reductions	.75%	.75%	.74%	.76%	.80%
Net investment income (loss)	2.94%	2.70%	2.96%B	2.56%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$3,314,523	$2,833,413	$2,920,815	$2,581,720	$2,190,089
Portfolio turnover rateG	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class I

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$15.51	$14.07	$12.28	$10.80
Income from Investment Operations
Net investment income (loss)A	.42	.39	.43B	.34	.34
Net realized and unrealized gain (loss)	.85	(.51)	1.60	1.78	1.46
Total from investment operations	1.27	(.12)	2.03	2.12	1.80
Distributions from net investment income	(.38)	(.39)	(.38)C	(.33)	(.32)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–
Total distributions	(.67)D	(1.30)	(.59)	(.33)	(.32)
Net asset value, end of period	$14.69	$14.09	$15.51	$14.07	$12.28
Total ReturnE	9.39%	(.69)%	14.87%	17.50%	16.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%	.77%	.76%	.78%	.81%
Expenses net of fee waivers, if any	.76%	.77%	.76%	.78%	.81%
Expenses net of all reductions	.76%	.76%	.76%	.77%	.81%
Net investment income (loss)	2.93%	2.69%	2.94%B	2.55%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$403,233	$327,167	$335,756	$245,756	$153,453
Portfolio turnover rateH	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.281 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2016

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$576,406,054
Gross unrealized depreciation	(110,444,433)
Net unrealized appreciation (depreciation) on securities	$465,961,621
Tax Cost	$4,607,962,071

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$45,503,193
Undistributed long-term capital gain	$97,555,992
Net unrealized appreciation (depreciation) on securities and other investments	$465,933,818

The tax character of distributions paid was as follows:

	November 30, 2016	November 30, 2015
Ordinary Income	$117,058,628	$ 133,812,005
Long-term Capital Gains	86,771,023	255,358,130
Total	$203,829,651	$ 389,170,135

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $2,618,189 and a change in net unrealized appreciation (depreciation) of $(166,013) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,935,804,299 and $2,656,488,992, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,638,182	$22,059
Class T	.25%	.25%	1,166,356	–
Class B	.75%	.25%	23,472	17,604
Class C	.75%	.25%	3,600,495	528,767
			$6,428,505	$568,430

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$307,488
Class T	49,564
Class B(a)	265
Class C(a)	41,112
$398,429

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,233,972.19
Class T	452,117.19
Class B	5,809.25
Class C	708,000.20
Strategic Dividend and Income	5,180,824.17
Class I	639,638.18
	$8,220,360

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $37,381 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $50,557.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,681 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $65,982. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $105,250 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $446.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $30,665.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2016	Year ended November 30, 2015
From net investment income
Class A	$15,935,890	$15,784,946
Class T	5,084,034	4,890,430
Class B	47,028	104,939
Class C	6,126,668	5,988,104
Strategic Dividend and Income	80,423,776	79,930,815
Class I	9,441,232	9,088,807
Total	$117,058,628	$115,788,041
From net realized gain
Class A	$12,558,382	$39,156,030
Class T	4,467,285	13,653,437
Class B	99,856	475,119
Class C	6,996,757	21,433,056
Strategic Dividend and Income	56,103,282	178,421,481
Class I	6,545,461	20,242,971
Total	$86,771,023	$273,382,094

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2016	Year ended November 30, 2015	Year ended November 30, 2016	Year ended November 30, 2015
Class A
Shares sold	11,635,272	11,207,876	$165,492,144	$161,409,847
Reinvestment of distributions	1,999,827	3,685,453	27,268,992	52,573,406
Shares redeemed	(10,790,546)	(11,743,284)	(152,038,712)	(167,109,919)
Net increase (decrease)	2,844,553	3,150,045	$40,722,424	$46,873,334
Class T
Shares sold	4,350,241	3,827,636	$61,879,594	$55,017,292
Reinvestment of distributions	669,422	1,236,703	9,114,081	17,646,577
Shares redeemed	(3,736,898)	(3,803,942)	(52,477,319)	(54,192,274)
Net increase (decrease)	1,282,765	1,260,397	$18,516,356	$18,471,595
Class B
Shares sold	10,002	35,092	$139,578	$511,590
Reinvestment of distributions	10,287	38,015	137,456	544,200
Shares redeemed	(377,164)	(245,750)	(5,295,329)	(3,530,643)
Net increase (decrease)	(356,875)	(172,643)	$(5,018,295)	$(2,474,853)
Class C
Shares sold	6,603,591	6,813,352	$93,784,646	$97,909,856
Reinvestment of distributions	904,709	1,796,899	12,223,063	25,588,948
Shares redeemed	(5,437,756)	(6,543,801)	(75,861,074)	(92,705,838)
Net increase (decrease)	2,070,544	2,066,450	$30,146,635	$30,792,966
Strategic Dividend and Income
Shares sold	58,991,319	55,041,374	$845,778,576	$798,672,072
Reinvestment of distributions	8,988,261	16,340,046	123,515,842	234,204,807
Shares redeemed	(43,453,423)	(58,627,635)	(612,817,608)	(836,863,452)
Net increase (decrease)	24,526,157	12,753,785	$356,476,810	$196,013,427
Class I
Shares sold	12,150,558	9,506,214	$172,486,049	$137,649,533
Reinvestment of distributions	1,013,847	1,741,046	13,912,804	24,895,881
Shares redeemed	(8,929,278)	(9,669,608)	(125,286,665)	(137,998,393)
Net increase (decrease)	4,235,127	1,577,652	$61,112,188	$24,547,021

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Salem Street Trust) at November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Strategic Dividend & Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2016 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 244 funds. Mr. Chiel oversees 120 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (UK) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Class A	1.02%
Actual		$1,000.00	$1,037.10	$5.19
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class T	1.27%
Actual		$1,000.00	$1,035.10	$6.46
Hypothetical-C		$1,000.00	$1,018.65	$6.41
Class C	1.78%
Actual		$1,000.00	$1,032.90	$9.05
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Strategic Dividend and Income	.75%
Actual		$1,000.00	$1,038.90	$3.82
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class I	.76%
Actual		$1,000.00	$1,039.00	$3.87
Hypothetical-C		$1,000.00	$1,021.20	$3.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Dividend & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Strategic Dividend & Income Fund
Class A	12/28/16	12/27/16	$0.138	$0.302
Class T	12/28/16	12/27/16	$0.128	$0.302
Class C	12/28/16	12/27/16	$0.109	$0.302
Strategic Dividend & Income Fund	12/28/16	12/27/16	$0.149	$0.302
Class I	12/28/16	12/27/16	$0.148	$0.302

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2016, $97,592,277, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 19%, 97%, 100%, and 100%; Class T designates 21%, 100%, 100%, and 100%; Class C designates 25%, 100%, 100%, and 100%; Fidelity Strategic Dividend & Income Fund designates 18%, 88%, 88%, and 88%; and Class I designates 18%, 88%, 89%, and 88%; of the dividends distributed in December, April, July, and October, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders. Class B designates 27% and 100% of the dividends distributed in December and April, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A designates 20%, 100%, 100%, and 100%; Class T designates 22%, 100%, 100%, and 100%; Class C designates 26%, 100%, 100%, and 100%; Fidelity Strategic Dividend & Income Fund designates 18%, 100%, 100%, and 100%; and Class I designates 18%, 100%, 100%, and 100%; of the dividends distributed in in December, April, July, and October, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Class B designates 27% and 100% of the dividends distributed in in December and April, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark for the one- and three-year periods ended May 31, 2016, and as a result, the Board will continue to discuss with FMR the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ASDI-ANN-0117
1.802405.112

Item 2.

Code of Ethics

As of the end of the period, November 30, 2016, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the “Fund”):

Services Billed by PwC

November 30, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$76,000	$-	$6,700	$3,500

November 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$76,000	$-	$10,000	$3,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2016A	November 30, 2015A
Audit-Related Fees	$5,315,000	$5,890,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2016 A	November 30, 2015 A
PwC	$6,610,000	$7,065,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 25, 2017